Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (13,254)	$ 3,944	$ (9,534)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Depreciation and amortization	3,801	328	1,784
Gain on disposal of property, plant and equipment	(2,867)	(25)	(14)
Gain on disposal of idle property, plant and equipment			(8)
Unrealized gain of marketable securities	(13)
Write off of demolished building	35	4,573
Impairment on other assets		57
Share-based compensation expenses	2,925	1,126	1,035
Unrealized exchange loss (gain)	1,670	(6,712)	3,370
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	(1,901)	(1,035)	(618)
(Decrease) increase in accrued expenses and other payables	871	3	(1,225)
Total adjustments	4,521	(1,685)	4,324
Net cash (used in) provided by operating activities	(8,733)	2,259	(5,210)
Cash flows from investing activities:
Payment of real estate properties under development	(39,575)	(11,935)	(5,577)
Purchase of property, plant and equipment	(2,107)	(13,377)	(525)
Purchase of marketable securities	(7,580)
Decrease (increase) in deposits for real estate properties under development	37	(74)	304
Decrease (increase) in deposits for purchase of property, plant and equipment	(82)		4
Proceeds from disposal of property, plant and equipment and other assets	9,791	67	14
Proceeds from disposal of idle property, plant and equipment			8
Proceeds from disposal of demolished building	180	550
Proceeds from disposal of other noncurrent asset	46
Increase in refundable bank deposit	(91)
Cash received from finance lease receivable			1,371
(Increase) decrease in short term investments	(39,359)	89,703	(39,719)
Increase in long term investments		(2,319)
Net cash (used in) provided by investing activities	(78,740)	62,615	(44,120)
Cash flows from financing activities:
Cash dividends paid	(10,565)	(10,266)	(2,936)
Proceeds from shares issued on exercise of options	3,954	6,908	3,288
Share repurchase program			(6,258)
Net cash used in financing activities	(6,611)	(3,358)	(5,906)
Net (decrease) increase in cash and cash equivalents	(94,084)	61,516	(55,236)
Cash and cash equivalents at beginning of year	165,173	94,558	157,371
Effect of exchange rate changes on cash and cash equivalents	(8,170)	9,099	(7,577)
Cash and cash equivalents at end of year	$ 62,919	$ 165,173	94,558
Non-cash investing activities:
Decrease in construction in progress funded through accrued expenses and other payables			$ (611)